Share-Based Payments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Employees and directors share-based payments
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based payments expense	$ 1,305,829	$ 319,718